Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 055
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following table sets forth by level on a recurring basis, within the fair value hierarchy, the Master Trust's investments at fair value as of December 31, 2025. There are no investments which fall under Level 3 of the hierarchy.

	Level 1 Fair Value	Level 2 Fair Value	Totals

Registered investment companies	$210,908,375	$—	$210,908,375
Common collective trusts	—	6,225,402,494	6,225,402,494
Company stock funds	—	1,906,273,157	1,906,273,157
Bond funds	—	292,965,268	292,965,268

Total investments at fair value	$210,908,375	$8,424,640,919	$8,635,549,294
10
8    Fair Value Measurements, Continued

The following table sets forth by level on a recurring basis, within the fair value hierarchy, the Master Trust's investments at fair value as of December 31, 2024. There are no investments which fall under Level 3 of the hierarchy.

	Level 1 Fair Value	Level 2 Fair Value	Totals

Registered investment companies	$1,591,771,779	$—	$1,591,771,779
Common collective trusts	—	4,328,225,696	4,328,225,696
Company stock funds	—	2,181,871,345	2,181,871,345
Bond funds	—	117,626,555	117,626,555

Total investments at fair value	$1,591,771,779	$6,627,723,596	$8,219,495,375